NOTE PAYABLES - RELATED PARTY	3 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
NOTE PAYABLE - RELATED PARTY

NOTE 7 – NOTES PAYABLE – RELATED PARTY

 On December 16, 2016, we and Mansfield, an entity controlled by our Chief Executive Officer, entered into a note purchase and sale agreement to purchase a promissory note held by Mansfield and payable by ATAC.  We purchased the promissory note for $1,035,000. The note was repaid on December 31, 2017. Interest on the note was imputed in the amount of $46,340.

In connection with the acquisition of the patent on August 22, 2017, we were obligated to pay $200,000 to Hallam, Inc.'s shareholders. The first $100,000 was paid on August 22, 2017, and a note was executed in the amount of $100,000 which was paid in full on February 2, 2018.

On August 29, 2017, we borrowed $100,000 from a paid legal consultant to whom we issued warrants to purchase 40,000 shares of common stock with an exercise price of $0.50 per share, expiring two years from date of issuance.  The warrants were valued at $46,188 and recognized as interest expense in 2017.  The note was paid in full on October 31, 2017.